Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated amortization
Property, plant and equipment	$ 3,866	$ 1,932
Site Infra-Structure and Equipment [Member]
Accumulated amortization
Property, plant and equipment	1,926	1,570
Construction in Progress [Member]
Accumulated amortization
Property, plant and equipment	1,235
Warehouse & Office Equipment & Furniture [Member]
Accumulated amortization
Property, plant and equipment	255	217
Right-of-Use Assets [Member]
Accumulated amortization
Property, plant and equipment	450	145
Accumulated Amortization [Member]
Cost
Balance beginning	2,086	1,168
Disposals	(86)	(10)
Balance ending	3,012	2,086
Accumulated amortization
Amortization	1,012	928
Accumulated Amortization [Member] | Site Infra-Structure and Equipment [Member]
Cost
Balance beginning	1,274	708
Disposals	(17)	(10)
Balance ending	1,842	1,274
Accumulated amortization
Amortization	585	576
Accumulated Amortization [Member] | Construction in Progress [Member]
Cost
Balance beginning
Disposals
Balance ending
Accumulated amortization
Amortization
Accumulated Amortization [Member] | Warehouse & Office Equipment & Furniture [Member]
Cost
Balance beginning	431	255
Disposals
Balance ending	618	431
Accumulated amortization
Amortization	187	176
Accumulated Amortization [Member] | Right-of-Use Assets [Member]
Cost
Balance beginning	381	205
Disposals	(69)
Balance ending	552	381
Accumulated amortization
Amortization	240	176
Cost [Member]
Cost
Balance beginning	4,018	3,950
Additions	2,956	89
Transfers
Disposals	(96)	(21)
Balance ending	6,878	4,018
Cost [Member] | Site Infra-Structure and Equipment [Member]
Cost
Balance beginning	2,844	2,788
Additions	292	39
Transfers	655	34
Disposals	(23)	(17)
Balance ending	3,768	2,844
Cost [Member] | Construction in Progress [Member]
Cost
Balance beginning		31
Additions	1,890	8
Transfers	(655)	(39)
Disposals
Balance ending	1,235
Cost [Member] | Warehouse & Office Equipment & Furniture [Member]
Cost
Balance beginning	648	605
Additions	225	42
Transfers		5
Disposals		(4)
Balance ending	873	648
Cost [Member] | Right-of-Use Assets [Member]
Cost
Balance beginning	526	526
Additions	549
Transfers
Disposals	(73)
Balance ending	$ 1,002	$ 526